PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	December 31,
	2023	2022
Land and buildings	$2,972,256	$2,972,256
Building fixtures, facilities and furniture	169,295	128,448
Machinery and equipment	31,424	35,160
Software	—	17,413
Auto	41,089	39,033
Total Assets	3,214,064	3,192,310
Less accumulated depreciation	(76,225)	(62,426)
Net Assets	$3,137,839	$3,129,884

For the six months ended June 30, 2023 and 2022, depreciation expenses were $38,690 and $12,804, respectively.